Restricted Cash Restricted Cash (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Peoples Republic of China
Disclosure of geographical areas [line items]
Restricted cash and cash equivalents	$ 142	$ 128